Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 1,346
2025	1,100
2026	981
2027	797
2028	771
After 2028	1,413
Total operating lease payments	6,408
Less: imputed interest	(461)
Total operating lease liabilities	$ 5,947	$ 7,840